PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 151,067,000	$ 143,827,000
Accumulated depreciation and amortization	(102,473,000)	(96,811,000)
Property and equipment, Net	48,594,000	47,016,000
Depreciation expense	6,700,000	7,600,000	8,400,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	14,817,000	14,614,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	58,798,000	56,835,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 77,452,000	$ 72,378,000